OMB APPROVAL
OMB Number: 3235-0578 Expires: May 31, 2007 Estimated average burden hours per response: 21.09

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-21806

Asset Allocation Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for one of its series, Asset Allocation Trust, for the quarter ended March 31, 2009. This series has December 31 fiscal year end.

Date of reporting period: March 31, 2009

Item 1 – Schedule of Investments

ASSET ALLOCATION TRUST SCHEDULE OF INVESTMENTS

March 31, 2009 (unaudited)
	Principal Amount	Value

ASSET-BACKED SECURITIES 3.1%
Fixed-rate 0.1%
Daimler Chrysler Auto Trust, Ser. 2008-B, Class A4A, 5.32%, 11/10/2014	$3,000,000	$2,250,000
Dominos Pizza Master Issuer, LLC, Ser. 2007-1, Class A2, 5.26%, 04/25/2037 144A	5,900,000	2,950,000
Toll Road Investment Part II:
0.00%, 02/15/2030 144A ¤	300,000	56,250
0.00%, 02/15/2037 144A ¤	4,200,000	453,012

		5,709,262

Floating-rate 3.0%
ACAS Business Loan Trust, Ser. 2007-1A, Class C, 1.38%, 08/16/2019	2,581,889	1,991,927
ACAS Credit CDO, Ser. 2007-1A, Class A, 2.05%, 11/23/2052 144A	1,500,000	120,000
Accredited Mtge. Loan Trust:
Ser. 2004-4, Class A1B, 0.91%, 01/25/2035	104,471	40,189
Ser. 2007-1, Class A1, 0.57%, 02/25/2037	595,844	530,302
ACE Securities Corp. Home Equity Loan Trust:
Ser. 2005-ASAP1, Class A2C, 0.79%, 09/25/2035	177,085	106,251
Ser. 2005-SD1, Class A1, 0.92%, 11/25/2050	41,211	32,969
Ser. 2006-ASL1, Class A, 0.70%, 10/25/2036	2,800,000	630,000
Ser. 2006-ASL3, Class A2, 0.66%, 02/25/2036	374,350	59,859
Ser. 2006-ASP2, Class A2C, 0.70%, 03/25/2036	900,000	314,100
Ser. 2006-HE2, Class A, 0.68%, 05/25/2036	1,600,000	573,296
Ser. 2006-OP1, Class A, 0.67%, 04/25/2036	1,100,000	394,141
Ser. 2006-SL1, Class A, 0.68%, 09/25/2035	622,647	69,986
Ser. 2006-SL3:
Class A2, 0.69%, 06/25/2036	1,486,193	22,293
Class C, 0.62%, 06/25/2036	1,277,410	63,871
Ser. 2007-ASL1, Class CL, 0.69%, 12/25/2036	490,691	34,348
Ser. 2007-HE1, Class A, 0.61%, 01/25/2037	1,936,047	968,023
Ser. 2007-WM1, Class A, 0.59%, 11/25/2036	1,361,628	711,859
ACE Securities Corp.:
Ser. 2006-ASP4, Class C, 0.62%, 08/25/2036	1,454,862	712,882
Ser. 2006-CW1, Class C, 0.62%, 07/25/2036	2,600,000	1,081,080
Ser. 2006-SL4, Class C, 0.64%, 09/25/2036	113,557	11,344
AESOP Funding II, LLC:
Ser. 2005-1A, Class A3, 0.67%, 04/20/2011 144A	1,200,000	1,002,324
Ser. 2006-1A, Class A, 0.77%, 03/20/2012 144A	700,000	473,809
AICCO Premium Finance Master Trust, Ser. 2007-A, Class A1, 0.61%, 12/15/2011 144A	4,800,000	4,320,000
Aircraft Finance Trust, Ser. 1999-1, Class A1, 1.04%, 05/15/2024	2,100,000	462,000
Alliance Bancorp Trust, Ser. 2007-S1, Class A11, 0.72%, 05/25/2037 144A	1,392,998	178,722
AmeriCredit Automobile Receivables Trust:
Ser. 2007-AX, Class A4, 0.56%, 10/06/2013	3,400,000	2,291,940
Ser. 2007-BF, Class A4, 0.57%, 12/06/2013	1,900,000	1,287,250
Ser. 2007-DF, Class A4B, 1.32%, 06/06/2014	1,900,000	1,128,193
AmeriCredit Prime Automobile Receivables Trust, Ser. 2007-2M, Class A4B, 1.03%, 03/08/2016	3,900,000	2,100,033
Ameriquest Mtge. Securities, Inc.:
Ser. 2004-R6, Class A1, 0.73%, 07/25/2034	1,180,048	715,817
Ser. 2004-X1, Class A14, 0.85%, 03/25/2034 144A	103,657	63,272
Archimedes Funding IV (Cayman), Ltd., Ser. 4A, Class A1, 1.73%, 02/25/2013 144A	290,476	251,836
ARG Funding Corp., Ser. 2005-2, Class A3, 0.61%, 05/20/2010 144A	1,066,667	1,039,083
Argent Securities, Inc.:
Ser. 2004-W8, Class A5, 1.04%, 05/25/2034	391,426	66,542
Ser. 2006-M1, Class A2C, 0.67%, 07/25/2036	9,700,000	2,458,344
Ser. 2006-M2, Class A2B, 0.63%, 09/25/2036	2,700,000	1,350,000
Ser. 2006-W2, Class 2AB, 0.71%, 03/25/2036	1,982,683	991,341
Ser. 2006-W5, Class A2C, 0.67%, 06/25/2036	1,600,000	920,000
Arran Corp. Loans No. 1 BV, Ser. 2006-1A, Class A3, 1.46%, 06/20/2025 144A	3,218,766	3,054,810

1

ASSET ALLOCATION TRUST SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)
	Principal Amount	Value

ASSET-BACKED SECURITIES continued
Floating-rate continued
Asset Backed Funding Cert.:
Ser. 2006-OPT2, Class A3C, 0.67%, 10/25/2036	$1,800,000	$594,000
Ser. 2007-NC1, Class A1, 0.74%, 05/25/2037 144A	4,652,935	2,822,470
Augusta Funding, Ltd., 1.71%, 06/30/2017 144A + ☐	2,811,538	2,331,609
Bayview Financial Acquisition Trust:
Ser. 2004-B:
Class A1, 1.52%, 05/28/2039 144A	756,377	496,940
Class A2, 1.82%, 05/28/2039 144A	840,419	552,576
Ser. 2005-A, Class A1, 1.52%, 02/28/2040	1,956,115	1,075,863
Bear Stearns Asset Backed Securities, Inc., Ser. 2007-AQ1:
Class A1, 0.63%, 11/25/2036	933,708	606,910
Class A2, 0.72%, 11/25/2036	1,500,000	300,000
BMW Vehicle Lease Trust, Ser. 2007-1, Class A3B, 0.80%, 08/15/2013	5,600,000	5,489,736
Cabela’s Master Credit Card Trust, Ser. 2008-4A, Class A2, 3.56%, 09/15/2014 144A	4,700,000	3,988,420
Capital Auto Receivable Asset Trust:
Ser. 2007-2, Class A4B, 0.96%, 02/18/2014	3,700,000	3,106,520
Ser. 2007-8, Class M2, 0.66%, 02/15/2011	1,300,000	1,019,200
Ser. 2008-1, Class A4B, 1.91%, 07/15/2014	700,000	539,000
Capital One Auto Finance Trust, Ser. 2007-A, Class A4, 0.58%, 11/15/2013	2,000,000	1,442,600
Capitalsource Comml. Loan Trust:
Ser. 2006-1 Class A, 0.67%, 08/22/2016	688,106	584,959
Ser. 2007-1 Class A, 0.68%, 03/20/2017	1,012,688	802,353
Carmax Auto Owner Trust, Ser. 2008-2, Class A4B, 2.21%, 08/15/2013	3,800,000	3,162,609
Carrington Mtge. Loan Trust, Ser. 2007-FRE1, Class A2, 0.72%, 02/25/2037	4,700,000	2,256,000
Cendant Timeshare Receivables Funding, LLC:
Ser. 2004-1, Class A2, 0.73%, 05/20/2016 144A	148,808	119,527
Ser. 2005-1, Class A2, 0.73%, 05/20/2017 144A	462,811	333,007
Centex Home Equity, Ser. 2006-A, Class AV3, 0.68%, 06/25/2036	1,900,000	1,273,760
Charming Shoppes Master Trust, Ser. 2007-1A, Class A1, 1.81%, 09/15/2017 144A	5,400,000	3,748,248
Chase Funding Mtge. Loan Trust, Ser. 2003-3, Class 2A2, 1.06%, 04/25/2033	40,905	27,202
Citibank OMNI Master Trust, Ser. 2007-A9, Class A9, 1.62%, 12/23/2013 144A	4,850,000	4,377,125
Citigroup Mtge. Loan Trust, Inc.:
Ser. 2003-HE3, Class A3, 0.90%, 12/25/2033	378,985	202,643
Ser. 2004-OPT1, Class A1B, 0.93%, 10/25/2034	18,236	6,711
Ser. 2006-HE3, Class A2C, 0.68%, 12/25/2036	1,600,000	376,000
Ser. 2006-WFH4, Class A3, 0.62%, 11/25/2036	800,000	460,800
CLI Funding, LLC, Ser. 2006-1A, Class A, 0.74%, 08/18/2021 144A	673,134	289,448
CNH Equipment Trust:
Ser. 2007-B, Class A3B, 1.16%, 10/17/2011	2,700,000	2,654,802
Ser. 2008-A, Class A4B, 2.51%, 08/15/2014	1,700,000	1,293,530
CNH Wholesale Master Note Trust, Ser. 2006-1A, Class A, 0.62%, 07/15/2012 144A	1,700,000	1,676,030
College Loan Corp. Trust:
Ser. 2004-1, Class A2, 1.27%, 04/25/2016	804,560	785,145
Ser. 2006-1, Class A2, 1.18%, 04/25/2022	1,500,000	1,476,750
Ser. 2007-1, Class A1, 1.17%, 01/25/2023	1,312,000	1,285,760
Ser. 2007-2, Class A1, 1.41%, 01/25/2024	2,600,000	2,470,000
Countrywide Asset-Backed Cert., Ser. 2006-BC3, Class 2A2, 0.66%, 02/25/2037	5,200,000	2,704,520
Countrywide Home Equity Loan Trust, Ser. 2007-E, Class A, 0.71%, 06/15/2037	2,088,980	522,245
Credit-Based Asset Servicing & Securitization, Ser. 2006-RP1, Class A1, 0.63%, 04/25/2036 144A	749,391	630,893
Crest Exeter Street Solar, Ser. 2004-1A, Class A1, 1.58%, 06/28/2019 144A	1,802,541	1,297,830
Daimler Chrysler Auto Trust, Ser. 2008-B, Class A4B, 2.38%, 11/10/2014	2,100,000	1,629,600
Equity One ABS, Inc., Ser. 2004-1, Class AV2, 0.82%, 04/25/2034	58,989	10,802
First Franklin Mtge. Loan Asset Backed Cert.:
Ser. 2006-FF05, Class 2A3, 0.68%, 04/25/2036	1,500,000	586,875
Ser. 2006-FF18, Class A2A, 0.59%, 12/25/2037	451,870	420,944
Franklin Auto Trust, Ser. 2008-A, Class A4B, 2.50%, 05/20/2016	900,000	658,800

2

ASSET ALLOCATION TRUST SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)
	Principal Amount	Value

ASSET-BACKED SECURITIES continued
Floating-rate continued
Fremont Home Loan Trust:
Ser. 2006-A, Class 1A2, 0.72%, 05/25/2036	$581,289	$331,335
Ser. 2006-B:
Class 2A2, 0.68%, 08/25/2036	2,800,000	784,000
Class 2A3, 0.62%, 08/25/2036	549,815	450,848
GE Capital Credit Card Master Note Trust:
Ser. 2005-1, Class A, 0.60%, 03/15/2013	3,100,000	2,918,960
Ser. 2007-3, Class A1, 0.57%, 06/15/2013	4,600,000	4,233,380
GE Equipment Midticket, LLC, Ser. 2007-1, Class A3B, 0.81%, 06/14/2011	5,200,000	4,706,000
GE Seaco Finance SRL, Ser. 2004-1A, Class A, 0.86%, 04/17/2019 144A	660,833	323,808
GMAC Mtge. Corp. Loan Trust, Ser. 2004-HE3, Class A3, 0.75%, 10/25/2034	900,000	765,000
Goal Capital Funding Trust:
Ser. 2006-1, Class A1, 1.25%, 08/25/2020	674,022	657,421
Ser. 2007-1, Class A1, 1.24%, 06/25/2021	463,997	459,079
GreenPoint Home Equity Loan Trust:
Ser. 2004-1, Class A, 0.98%, 07/25/2029	66,548	35,916
Ser. 2004-4, Class A, 1.12%, 08/25/2030	73,946	32,740
GreenPoint Mtge. Funding Trust, Ser. 2005-HE4, Class 2A3C, 0.77%, 07/25/2030	230,621	149,904
GSC Partners CDO Fund, Ltd.:
Ser. 2003-4A, Class A3, 1.60%, 12/16/2015 144A	1,200,000	900,000
Ser. 2A, Class A, 3.06%, 05/22/2013 144A	773,959	565,061
Guggenheim Structured Real Estate Funding, Ser. 2005-2A, Class A, 0.84%, 08/26/2030 144A	4,400,000	1,540,000
Henderson Receivables, LLC:
Ser. 2006-3A, Class A1, 0.76%, 09/15/2041 144A	1,759,884	1,110,751
Ser. 2006-4A, Class A1, 0.76%, 12/15/2041 144A	2,572,630	1,648,953
Hertz Vehicle Financing, LLC:
Ser. 2005-2A, Class A3, 0.72%, 02/25/2011 144A	200,000	172,692
Ser. 2005-2, Class A5, 0.77%, 11/25/2011 144A	1,000,000	737,310
Household Credit Card Master Note Trust I:
Ser. 2007-1, Class A, 0.61%, 04/15/2013	5,700,000	4,897,547
Ser. 2007-2, Class A, 1.11%, 07/15/2013	2,600,000	2,184,000
Household Home Equity Loan Trust:
Ser. 2005-2, Class A2, 0.86%, 01/20/2035	578,816	365,739
Ser. 2005-3, Class A2, 0.84%, 01/20/2035	564,357	357,132
Ser. 2006-1, Class A1, 0.71%, 01/20/2036	1,405,118	927,378
JPMorgan Mtge. Acquisition Corp., Ser. 2006-WMC4, Class A3, 0.64%, 12/25/2036	4,300,000	1,204,000
Keycorp Student Loan Trust, Ser. 2005-A, Class 2A1, 1.28%, 09/27/2021	210,124	201,971
Lehman ABS Corp., Ser. 2004-2, Class A, 0.96%, 06/25/2034	162,054	38,893
Marathon Real Estate CDO, Ser. 2006-1A, Class A1, 0.85%, 05/25/2046 144A	4,700,000	1,974,734
Master Second Lien Trust, Ser. 2006-1, Class A, 0.68%, 03/25/2036	1,038,595	89,319
MASTR Asset-Backed Securities Trust:
Ser. 2005-FRE1, Class A4, 0.77%, 10/25/2035	664,543	467,838
Ser. 2006-AM3, Class A2, 0.65%, 10/25/2036	986,245	843,240
Ser. 2006-FRE2, Class A4, 0.67%, 03/25/2036	2,900,000	1,029,500
Ser. 2006-HE2, Class A3, 0.67%, 06/25/2036	1,600,000	376,000
Ser. 2006-HE3, Class A3, 0.67%, 08/25/2036	3,400,000	799,000
Ser. 2006-NC3, Class A4, 0.68%, 10/25/2036	2,000,000	470,000
Ser. 2006-WCM1, Class A1, 0.63%, 02/25/2036	1,056,817	966,988
Merrill Auto Trust Securitization:
Ser. 2007-1, Class A4, 0.62%, 12/15/2013	500,000	440,800
Ser. 2008-1, Class A4, 2.76%, 04/15/2015	1,000,000	819,400
Merrill Lynch Mtge. Investors, Ser. 2007-HE2, Class A2A, 0.64%, 02/25/2037	1,572,978	969,112
Merrill Lynch Mtge. Trust, Ser. 2006-C1, Class A2, 0.80%, 01/25/2047	354,667	188,009
Montana Higher Education Student Assistance Corp., Ser. 2005-1, Class A, 1.33%, 06/20/2015	493,454	485,312
Morgan Stanley ABS Capital I:
Ser. 2004-SD1, Class A, 0.92%, 08/25/2034	428,620	282,889
Ser. 2007-HE4, Class A2C, 0.75%, 02/25/2037	3,600,000	936,000

3

ASSET ALLOCATION TRUST SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)
	Principal Amount	Value

ASSET-BACKED SECURITIES continued
Floating-rate continued
Morgan Stanley ACES SPC:
Ser. 2004-12, Class I, 1.83%, 08/05/2009	$1,100,000	$893,200
Ser. 2004-15:
Class A, 1.94%, 12/20/2009 144A	2,400,000	1,494,000
Class I, 1.74%, 12/20/2009	1,000,000	746,000
Ser. 2004-16, Class A, 1.63%, 08/05/2009 144A	1,000,000	898,000
Ser. 2005-10:
Class A, 1.74%, 03/20/2010 144A	2,700,000	1,506,600
Class B, 1.81%, 03/20/2010 144A	3,000,000	1,423,500
Ser. 2005-15, Class A, 1.69%, 12/20/2010 144A	4,700,000	2,093,850
Ser. 2006-13, Class A, 1.58%, 06/20/2013 144A	5,200,000	1,271,400
Morgan Stanley Home Equity Loans, Ser. 2007-2, Class A1, 0.62%, 04/25/2037	1,402,757	1,080,123
Morgan Stanley IXIS Real Estate Capital Trust, Ser. 2006-2, Class A3, 0.67%, 11/25/2036	1,100,000	374,000
National City Credit Card Master Trust, Ser. 2008-3, Class A, 2.36%, 05/15/2013	5,100,000	4,131,000
National Collegiate Student Loan Trust:
Ser. 2005-2, Class A2, 0.67%, 02/25/2026	647,405	568,849
Ser. 2006-1, Class A2, 0.66%, 08/25/2023	1,204,016	1,119,735
Ser. 2006-A, Class A1, 0.60%, 08/26/2019 144A	1,255,379	1,180,056
NationStar Home Equity Loan Trust, Ser. 2006-B, Class AV3, 0.69%, 09/25/2036	1,000,000	315,000
Nelnet Student Loan Trust, Ser. 2005-2, Class A4, 1.31%, 12/23/2019	1,100,000	1,013,771
Nissan Auto Lease Trust, Ser. 2008-A, Class A3B, 2.76%, 07/15/2011	3,500,000	3,224,550
Nomura Home Equity Loan, Inc., Ser. 2006-HE3, Class 2A2, 0.67%, 07/25/2036	900,000	207,000
Paragon CDO, Ltd., Ser. 2004-A1, Class A, 1.79%, 10/20/2044 144A +	1,700,000	51,000
People’s Choice Home Loan Securities Trust, Ser. 2005-4, Class 1A2, 0.78%, 12/25/2035	1,244,944	933,708
Prism Orso Trust, Ser. 2004-MAPL, Class CERT, 1.99%, 08/01/2011 144A	2,600,000	1,451,320
Residential Asset Mtge. Products, Inc.:
Ser. 2005-RS8, Class A2, 0.81%, 10/25/2033	424,796	297,357
Ser. 2005-RS9, Class A13, 0.74%, 11/25/2035	3,199,308	866,373
Ser. 2006-SP1, Class A2, 0.71%, 09/25/2045	1,466,805	1,054,046
Residential Asset Securities Corp., Ser. 2007-KS3, Class AI1, 0.63%, 04/25/2037	970,631	834,743
Residential Funding Mtge. Securities II, Ser. 2003-HS1, Class AII, 0.81%, 12/25/2032	34,726	16,873
Santander Drive Auto Receivables Trust:
Ser. 2007-1, Class A4, 0.61%, 09/15/2014	4,500,000	3,092,400
Ser. 2007-3, Class A4, 1.21%, 10/15/2014	3,900,000	2,246,244
Saxon Asset Securities Trust:
Ser. 2004-1, Class A, 1.06%, 03/25/2035	26,092	6,878
Ser. 2006-3, Class A2, 0.63%, 10/25/2046	800,000	600,000
SBI Heloc Trust, Ser. 2001-1, Class A, 0.71%, 11/25/2035	739,944	332,975
Securitized Asset Backed Receivables, LLC:
Ser. 2006-HE1, Class A2, 0.68%, 07/25/2036	800,000	240,000
Ser. 2006-NC1, Class A2, 0.68%, 03/25/2036	683,835	465,008
Security National Mtge. Loan Trust, Ser. 2006-2A, Class A1, 0.81%, 10/25/2036 144A	704,638	634,174
Sierra Receivables Funding Co., Ser. 2006-1A, Class A2, 0.70%, 05/20/2018 144A	686,003	520,799
Sierra Timeshare:
Ser. 2007-1A, Class A2, 0.70%, 03/20/2019	528,132	364,411
Ser. 2007-2A, Class A2, 1.55%, 09/20/2019	2,497,023	1,532,785
Ser. 2008-1A, Class A2, 4.47%, 02/20/2020	612,662	520,093
SLC Student Loan Trust, Ser. 2006-A, Class A2, 1.12%, 10/15/2015	1,196,923	1,191,656
SLM Student Loan Trust:
Ser. 2007-A, Class A1, 0.58%, 12/16/2013	1,700,000	1,600,125
Ser. 2007-B, Class A1, 1.35%, 09/15/2022	1,357,185	1,126,464
Sovereign Dealer Floor Plan Master Trust, Ser. 2006-1, Class A1, 0.61%, 08/15/2011 144A	2,101,782	1,996,693
Specialty Underwriting & Residential Finance, Ser. 2006-BC3, Class A2C, 0.67%, 06/25/2037	2,200,000	583,440
Structured Asset Investment Loan Trust, Ser. 2006-1, Class A3, 0.72%, 01/25/2036	1,500,000	480,000
Structured Asset Securities Corp., Ser. 2005-S6, Class A2, 0.81%, 11/25/2035	887,315	141,970
TCE Securities Corp., Ser. 2006-HE3, Class A2B, 0.61%, 06/25/2036	1,336,282	891,567

4

ASSET ALLOCATION TRUST SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)
	Principal Amount	Value

ASSET-BACKED SECURITIES continued
Floating-rate continued
Textron Financial Floorplan Master Note, Ser. 2007-A, Class A, 0.62%, 03/13/2012 144A	$2,400,000	$1,910,400
The Money Store Business Loan Backed Trust, Ser. 1999-1, Class AN, 1.56%, 12/15/2022	74,144	54,543
Triad Auto Receivables Owner Trust, Ser. 2007-B, Class A4B, 1.76%, 07/14/2014	7,200,000	4,976,640
Wachovia Asset Securitization, Inc.:
Ser. 2002-HE1, Class A, 0.89%, 09/27/2032	263,300	153,222
Ser. 2004-HE1, Class A, 0.74%, 06/25/2034	255,971	94,156
Wachovia Auto Owner Trust, Ser. 2008-A, Class A4B, 1.70%, 03/20/2014	1,300,000	1,208,092
World Financial Network Credit Card Master Trust:
Ser. 2004-A, Class A, 0.74%, 03/15/2013	6,500,000	6,444,880
Ser. 2006-A, Class A, 0.69%, 02/15/2017 144A	1,500,000	1,009,305
World Omni Auto Receivables Trust, Ser. 2007-A, Class A4, 0.56%, 11/15/2012	3,600,000	3,403,487
Yale Mtge. Loan Trust, Ser. 2007-1, Class A, 0.92%, 06/25/2037	2,102,560	794,768

		206,615,986

Total Asset-Backed Securities (cost $245,961,253)		212,325,248

COMMERCIAL MORTGAGE-BACKED SECURITIES 0.6%
FIXED-RATE 0.3%
G-Force, LLC, Ser. 2005-RR2, Class A2, 5.16%, 12/25/2039 144A	2,156,363	1,605,843
GE Capital Comml. Mtge. Corp., Ser. 2005-C4, Class A2, 5.31%, 11/10/2045	3,700,000	3,369,313
GE Mtge. Securities Corp., Ser. 2006-GG6, Class A, 5.51%, 04/10/2038	3,700,000	3,241,547
JPMorgan Chase Comml. Mtge. Securities Corp., Ser. 2006-LDP7, Class A2, 5.86%, 04/15/2045	5,000,000	4,451,000
Merrill Lynch Mtge. Trust, Ser. 2006, Class A, 5.61%, 05/12/2039	3,700,000	3,223,625
Morgan Stanley Capital I Trust, Ser. 2006-IQ11:
Class A2, 5.69%, 10/15/2042	1,100,000	963,688
Class A3, 5.74%, 10/15/2042	1,500,000	1,148,955

		18,003,971

FLOATING-RATE 0.3%
Bayview Comml. Asset Trust:
Ser. 2004-1, Class A, 0.88%, 04/25/2034	392,828	274,390
Ser. 2004-3, Class A1, 0.89%, 01/25/2035 144A	512,134	350,300
Ser. 2005-4, Class A2, 0.91%, 01/25/2036 144A	1,724,050	1,086,841
Ser. 2007-3, Class A1, 0.76%, 07/25/2037 144A	1,076,874	564,282
Ser. 2007-6A, Class A2, 1.82%, 12/25/2037 144A	4,500,000	3,094,650
Citigroup/Deutsche Bank Comml. Mtge., Ser. 2005-CD1, Class A2FL, 0.68%, 07/15/2044	2,800,000	1,988,840
CNL Comml. Mtge. Loan Trust, Ser. 2003-2, Class A1, 0.96%, 10/25/2030 144A	356,594	39,225
Comml. Mtge. Pass-Through Cert., Ser. 2006-FL12, Class AJ, 0.69%, 12/15/2020 144A	5,100,000	3,651,600
GE Business Loan Trust:
Ser. 2004-1, Class A, 0.85%, 05/15/2032 144A	478,111	244,279
Ser. 2005-2, Class A, 0.80%, 11/15/2033	875,814	399,646
Greenwich Capital Comml. Funding Corp., Ser. 2006-FL4A, Class A1, 0.60%, 11/05/2021 144A	534,867	444,023
GS Mtge. Securities Corp., Ser. 2007-EOP:
Class A1, 0.61%, 03/06/2020 144A	761,359	609,088
Class A2, 0.65%, 03/06/2020 144A	800,000	584,000
JPMorgan Chase Comml. Mtge. Securities Corp., Ser. 2006-FL1, Class A1B, 0.68%, 02/15/2020 144A	889,087	631,251
Lehman Brothers Small Balance Comml.:
Ser. 2006-LLFA, Class A11, 0.64%, 09/15/2021 144A	495,381	346,766
Ser. 2007-2A, Class 1A1, 0.64%, 06/25/2037 144A	360,276	190,946
Ser. 2007-3A:
Class 1A1, 1.17%, 10/25/2037 144A	837,348	661,505
Class A21, 1.37%, 10/25/2037 144A	3,300,000	1,782,000
Structured Asset Securities Corp.:
Ser. 2005-1, Class 1A, 0.77%, 02/25/2030	1,265,725	645,520
Ser. 2005-2, Class 1A, 0.77%, 09/25/2030 144A	1,047,045	533,993
Wachovia Bank Comml. Mtge. Trust, Ser. 2006-WHL7, Class, 0.65%, 09/15/2021	3,723,375	2,606,363

		20,729,508

Total Commercial Mortgage-Backed Securities (cost $42,332,950)		38,733,479

5

ASSET ALLOCATION TRUST SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS 0.1%
FINANCIALS 0.1%
Diversified Financial Services 0.1%
Counts Trust, Ser. 2004-2, FRN, 2.24%, 09/20/2009 144A	$2,500,000	$2,456,425
Salisbury International Investments, Ltd., FRN, 1.71%, 06/22/2010	4,700,000	1,094,160
TIB Card Receivables Fund, FRN, 1.68%, 01/05/2014 144A	2,612,827	1,612,114

		5,162,699

Real Estate Investment Trusts (REITs) 0.0%
HCP, Inc., 5.63%, 02/28/2013	1,290,000	1,183,369

Total Corporate Bonds (cost $7,544,777)		6,346,068

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 0.6%
FLOATING-RATE 0.6%
Aire Valley Mtge.:
Ser. 2006-1, Class A1, 1.40%, 09/20/2066 144A	2,700,000	2,384,100
Ser. 2007-1A, Class A2, 1.38%, 03/20/2030 144A	1,800,000	1,584,360
Arkle Master Issuer plc, Ser. 2006-1A, Class 3A, 1.29%, 08/17/2011 144A	1,500,000	1,472,520
Arms II, Ser. G3, Class A1A, 1.56%, 01/10/2035	736,496	636,303
Bear Stearns Mtge. Funding Trust, Ser. 2007-SL2, Class 1A, 0.68%, 02/25/2037 •	1,155,452	92,436
Brunel Residential Mtge., Ser. 2007-1A, Class A4C, 1.36%, 01/13/2039 144A	4,300,000	3,430,110
Chevy Chase Funding, LLC:
Ser. 2003-4A, Class A1, 0.86%, 10/25/2034 144A	69,734	32,078
Ser. 2004-1, Class A2, 0.85%, 01/25/2035 144A	155,556	62,222
Ser. 2004-3, Class A2, 0.82%, 08/25/2035 144A	88,425	35,370
Crusade Global Trust:
Ser. 2006-1, Class A1, 1.20%, 07/20/2038	1,481,900	1,274,080
Ser. 2007-1, Class A1, 1.20%, 04/19/2038	1,830,134	1,490,677
Gracechurch Mtge. Funding plc, Ser. 1A, Class A2B, 1.42%, 10/11/2041	491,039	453,675
Granite Master Issuer plc:
Ser. 2004-3, Class A1, 1.43%, 09/20/2044	401,869	269,252
Ser. 2006-2, Class A4, 0.59%, 12/20/2054	764,842	485,674
Ser. 2006-3, Class A3, 0.59%, 12/20/2054	483,062	304,522
Interstar Millennium Trust:
Ser. 2003-5G, Class A2, 1.73%, 09/27/2035	418,431	330,808
Ser. 2004-2G, Class A, 1.72%, 03/14/2036	4,045,889	3,255,848
Ser. 2005-1G, Class A, 1.41%, 12/08/2036	718,630	566,654
Ser. 2006-2GA, Class A2, 1.34%, 05/27/2038	319,582	244,828
Kildare Securities, Ltd., Ser. 2007-A1, Class A2, 1.35%, 12/10/2043 144A	3,228,952	2,344,251
Leek Finance plc:
Ser. 14A, Class A2B, 1.41%, 09/21/2036 144A	90,786	85,680
Ser. 15A, Class AB, 1.37%, 03/21/2037 144A	476,947	410,547
Ser. 16A, Class A2, 1.39%, 09/21/2037 144A	361,310	301,911
Ser. 17A, Class A2B, 1.37%, 12/21/2037 144A	469,800	314,326
Medallion Trust:
Ser. 2005-1G, Class A1, 1.32%, 05/10/2036	451,453	393,244
Ser. 2006-1G, Class A1, 1.37%, 06/14/2037	1,226,968	992,508
Mellon Residential Funding Corp., Ser. 2004-TBC1, Class A, 0.77%, 02/26/2034 144A	409,333	247,007
Morgan Stanley ACES SPC:
Ser. 2004-12, Class A, 3.58%, 08/05/2009 144A	1,000,000	723,500
Ser. 2004-15, Class I, 2.23%, 12/20/2009 144A	2,000,000	1,050,000
Mound Financing plc, Ser. 2, Class A, 1.28%, 05/08/2016 144A	1,600,000	1,504,000
Paragon Mtge. plc:
Ser. 07A, Class A1A, 1.45%, 05/15/2034 144A	792,671	435,200
Ser. 12A, Class A2C, 1.35%, 11/15/2038 144A	1,620,884	970,650
Ser. 14A, Class A2C, 1.42%, 09/15/2039	1,093,896	496,574
Pendeford Master Issuer plc, Ser. 2007-1A, Class 3A, 1.32%, 02/12/2016 144A	4,200,000	3,617,040
Permanent Master Issuer plc:
Ser. 2006-1, Class 5A, 1.20%, 07/15/2033	3,300,000	2,774,062
Ser. 2007-1, Class 4A, 1.17%, 10/15/2033	1,200,000	987,576

6

ASSET ALLOCATION TRUST SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)
	Principal Amount	Value

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS continued
FLOATING-RATE continued
Puma Finance, Ltd., Ser. G5, Class A1, 1.32%, 02/21/2038 144A	$2,463,570	$1,987,116
Superannuation Members Home Loans Global Fund:
Ser. 2007-1, Class A1, 1.39%, 06/12/2040	2,198,488	1,776,022
Ser. 6, Class A, 1.40%, 11/09/2035	129,901	109,260
Ser. 7, Class A1, 1.42%, 03/09/2036	231,647	200,407
Ser. 8, Class A1, 1.42%, 01/12/2037	253,379	209,993

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $42,832,824)		40,336,391

U.S. GOVERNMENT & AGENCY OBLIGATIONS 0.0%
U.S. Department of Transportation, 6.00%, 12/07/2021 144A (cost $188,267)	200,000	200,718

YANKEE OBLIGATIONS – GOVERNMENT 0.1%
Belize Aid, FRN, 0.93%, 01/01/2014 + ☐	500,000	474,727
Caribbean Housing Finance, FRN, 1.18%, 03/30/2019 + ☐	5,282,484	4,764,052
India Aid, FRN, 1.27%, 02/01/2027 + ☐	1,550,000	1,313,664
Jamaica Aid, FRN, 1.49%, 10/01/2018 + ☐	1,935,765	1,782,431
Morocco Aid, FRN, 5.62%, 11/15/2014 + ☐	72,480	68,014
Peru Aid, FRN:
0.78%, 05/01/2014 + ☐	104,514	98,271
1.47%, 05/01/2014 + ☐	164,734	154,894
Zimbabwe Aid, FRN, 0.32%, 01/01/2012 + ☐	300,000	286,905

Total Yankee Obligations – Government (cost $9,416,532)		8,942,958

	Shares	Value

PREFERRED STOCKS 0.0%
FINANCIALS 0.0%
Diversified Financial Services 0.0%
Home Ownership Funding Corp., 1.00% 144A + ☐ †† (cost $158,808)	1,000	90,000

MUTUAL FUND SHARES 94.2%
ASSET ALLOCATION 1.9%
GMO Special Situations Fund, Class VI ø	5,090,753	131,341,435

INTERNATIONAL EQUITY 27.1%
GMO Emerging Markets Fund, Class VI ø	65,173,728	467,947,369
GMO International Core Equity Fund, Class VI ø	40,000,885	774,017,115
GMO International Growth Equity Fund, Class IV ø	19,704,169	299,109,281
GMO International Intrinsic Value Fund, Class IV ø	19,572,546	291,630,941

		1,832,704,706

INTERNATIONAL FIXED INCOME 0.7%
GMO Emerging Country Debt Fund, Class IV ø	7,749,898	47,429,374

U.S. EQUITY 34.2%
GMO Flexible Equities Fund, Class VI ø	9,269,668	148,036,596
GMO U.S. Core Equity Fund, Class VI ø	5,128,090	42,101,617
GMO U.S. Quality Equity Fund, Class VI ø	139,746,922	2,118,563,338

		2,308,701,551

U.S. FIXED INCOME 30.3%
GMO Alpha Only Fund, Class IV ø	29,939,539	161,972,907
GMO Domestic Bond Fund, Class VI ø	58,192,249	476,594,518
GMO Inflation Indexed Plus Bond Fund, Class VI ø	7,506,065	117,845,215
GMO Strategic Fixed Income Fund, Class VI ø	72,600,607	1,290,838,800

		2,047,251,440

Total Mutual Fund Shares (cost $8,215,048,169)		6,367,428,506

7

ASSET ALLOCATION TRUST SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)
	Principal Amount	Value

TIME DEPOSIT 1.2%
State Street Bank Euro Time Deposit, 0.01%, 04/01/2009 (cost $80,209,258)	$80,209,258	$80,209,258

Total Investments (cost $8,643,692,838) 99.9%		6,754,612,626
Other Assets and Liabilities 0.1%		6,546,686

Net Assets 100.0%		$6,761,159,312

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

¤

Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from accretion of discount at acquisition.

+	Security is deemed illiquid.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
•	Security which has defaulted on payment of interest and/or principal.
††	The rate shown is the stated rate at the current period end.
ø	Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) is the investment advisor to Asset Allocation Trust and the underlying fund.

Summary of Abbreviations

ACES	Adjustable Convertible Extendable Securities
CDO	Collateralized Debt Obligation
FRN	Floating Rate Note
MASTR	Mortgage Asset Securitization Transactions, Inc.

On March 31, 2009, the aggregate cost of investments for federal income tax purposes was $8,935,291,493. The gross unrealized appreciation and depreciation on investments based on tax cost was $0 and $2,180,678,867, respectively, with a net unrealized depreciation of $2,180,678,867.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. Non-listed equity securities are valued using evaluated prices determined by an independent pricing service which takes into consideration such factors as similar security prices, spreads, liquidity, benchmark quotes and market conditions. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers who use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in the underlying funds are valued at the net asset value per share as reported by the underlying funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Valuation hierarchy

Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of Asset Allocation Trust’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including Asset Allocation Trust’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2009, the inputs used in valuing Asset Allocation Trust’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$6,367,428,506
Level 2 – Other Significant Observable Inputs	80,209,258
Level 3 – Significant Unobservable Inputs	306,974,862

Total	$6,754,612,626

8

ASSET ALLOCATION TRUST SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities

Balance as of December 31, 2008	$425,461,277
Realized gain (loss)	(279,543)
Change in unrealized appreciation (depreciation)	1,571,024
Net purchases (sales)	(119,777,896)
Transfers in and/or out of Level 3	0

Balance as of March 31, 2009	$306,974,862

9

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Asset Allocation Trust

By:	/s/ W. Douglas Munn
W. Douglas Munn Principal Executive Officer

Date: May 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn
W. Douglas Munn Principal Executive Officer

Date: May 26, 2009

By:	/s/ Jeremy DePalma
Jeremy DePalma Principal Financial Officer

Date: May 26, 2009